Deposits by Customers	6 Months Ended
Jun. 30, 2021
Deposits from customers [abstract]
Deposits by Customers
19. DEPOSITS BY CUSTOMERS

	30 June 2021	31 December 2020
	£m	£m
Demand and time deposits(1)	190,714	191,774
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,121	1,314
	191,835	193,088
(1)Includes equity index-linked deposits of £578m (2020: £577m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £578m and £2m (2020: £577m and £2m) respectively.